Angel Oak Mortgage Trust 2020-6 ABS-15G

Exhibit 99.23

Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
202006016	Original Loan to Value	58.00	57.00	Appraised value of xxxxx supported by desk review. Loan amount of xxxxxk results in LTV of 56.75%. 1008 and Approval Certificate match IB review values. Unable to determine the source of the Tape Value.
202006016	Original Combined Loan to Value	58.00	57.00	Appraised value of xxxxx supported by desk review. Loan amount of xxxxxk results in LTV of 56.75%. 1008 and Approval Certificate match IB review values. Unable to determine the source of the Tape Value.
202006016	Total Debt To Income Ratio	39.30	45.34	1008 and approval reflect a DTI of 45.974%. Unable to determine the source of the tape value.
202006018	Total Debt To Income Ratio	40.53	46.41	Lender provided updated income calculation documentation and 1008/1003, post-closing, reflecting DTI of 45.806%. Variance is due to a slight income calculation discrepancy. DTI variance is non-material.
202006019	Property Type	Single Family - Detached	PUD - Attached	Per the appraisal xxxxx, the subject property is an attached PUD.
202006020	QM/ATR Designation	Non-QM / Compliant	Not Covered / Exempt	QM/ATR Designation not applicable due to investor purchase.
202006021	Total Debt To Income Ratio	47.65	44.62	Variance of 3.03% due to difference in REO income calc. No exception cited. Program max 50%.
202006021	QM/ATR Designation	Non-QM / Compliant	Not Covered / Exempt	Source of tape is unknown.
202006022	Total Debt To Income Ratio	41.10	48.23	Variance is due to additional REO and income calculation discrepancies. Lender provided a post-closing approval reflecting a DTI of 48.023.
202006022	QM/ATR Designation	Non-QM / Compliant	Not Covered / Exempt	NA due to business purpose
202006025	QM/ATR Designation	Non-QM / Compliant	Not Covered / Exempt	QM/ATR not applicable, business purpose loan.
202006026	Total Debt To Income Ratio	43.17	46.35	Approval 46.22%; Review 46.35%. No material variance.
202006026	QM/ATR Designation	Not Covered / Exempt	Non-QM / Compliant	Source of tape is unknown.
202006028	Total Debt To Income Ratio	38.52	42.13	Variance is due to lender excluding child support. Review DTI does not require a material exception.
202006028	QM/ATR Designation	Non-QM / Compliant	Not Covered / Exempt	Source of tape is unknown.
202006030	Representative Credit Score	635.0	654.0	Tape FICO 635 is mid score of B2. Review FICO of 654 is mid score of B1 and primary wage earner.
202006031	Total Debt To Income Ratio	24.02	42.38	Tape DTI 24.022%; Approval 42.379%; Review 42.379%. No variance. Unable to determine the source of the tape value.
202006032	Total Debt To Income Ratio	32.32	38.00	Unable to determine the source of the tape value. 1008 reflects DTI 41.024%. Variance is due to PITIA calculation of primary residence, non-material.
202006032	QM/ATR Designation	Non-QM / Compliant	Not Covered / Exempt	QM/ATR not applicable, business purpose loan.